VVIF High Yield Bond Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (93.7%)
Finance (11.2%)
	Banking (2.9%)
	Ally Financial Inc.	5.750%	11/20/25	3,155	3,088
1	BNP Paribas SA	6.750%	3/14/66	1,805	1,641
1	Credit Suisse AG	6.250%	12/31/50	5,280	4,863
1	ING Groep NV	6.875%	4/16/66	2,400	2,089
2	Intesa Sanpaolo SPA	5.017%	6/26/24	300	307
2	Intesa Sanpaolo SPA	5.710%	1/15/26	3,105	3,128
1	UBS Group AG	6.875%	3/22/66	3,700	3,608

	Finance Companies (5.2%)
1,2 AerCap Global Aviation Trust		6.500%	6/15/45	3,950	2,760
	Aircastle Ltd.	5.000%	4/1/23	465	440
	Aircastle Ltd.	4.125%	5/1/24	2,110	1,862
2	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,312
	CIT Group Inc.	5.000%	8/15/22	1,675	1,625
	CIT Group Inc.	5.000%	8/1/23	825	788
	CIT Group Inc.	4.750%	2/16/24	225	218
2	Freedom Mortgage Corp.	8.250%	4/15/25	740	588
	Navient Corp.	7.250%	1/25/22	1,320	1,303
	Navient Corp.	6.500%	6/15/22	4,115	3,992
	Navient Corp.	5.500%	1/25/23	2,625	2,415
	Navient Corp.	7.250%	9/25/23	550	539
	Navient Corp.	6.750%	6/25/25	3,610	3,249
	Navient Corp.	5.000%	3/15/27	707	608
	Navient Corp.	5.625%	8/1/33	765	570
2	Park Aerospace Holdings Ltd.	5.500%	2/15/24	600	499
	Springleaf Finance Corp.	8.250%	12/15/20	1,265	1,273
	Springleaf Finance Corp.	7.750%	10/1/21	1,930	1,930
	Springleaf Finance Corp.	6.125%	5/15/22	335	340
	Springleaf Finance Corp.	8.250%	10/1/23	480	479
	Springleaf Finance Corp.	6.125%	3/15/24	1,675	1,654
	Springleaf Finance Corp.	6.875%	3/15/25	715	719
	Springleaf Finance Corp.	7.125%	3/15/26	3,826	3,778
	Springleaf Finance Corp.	6.625%	1/15/28	485	458

	Insurance (2.6%)
3,4 Asurion LLC. Bank Loan, 1M USD LIBOR +
	3.000%	3.989%	11/3/24	3,056	2,832
	Centene Corp.	4.750%	1/15/25	600	607
2	Centene Corp.	4.250%	12/15/27	1,595	1,563
2	Centene Corp.	4.625%	12/15/29	815	819
2	Centene Corp.	3.375%	2/15/30	460	428
	CNO Financial Group Inc.	5.250%	5/30/25	1,785	1,856
	Genworth Holdings Inc.	7.200%	2/15/21	830	793
	Genworth Holdings Inc.	7.625%	9/24/21	760	722

	Genworth Holdings Inc.	4.900%	8/15/23	1,475	1,300
	Genworth Holdings Inc.	4.800%	2/15/24	475	416
	MGIC Investment Corp.	5.750%	8/15/23	685	630
	Radian Group Inc.	4.500%	10/1/24	2,485	2,435
	Radian Group Inc.	4.875%	3/15/27	300	296
2	WellCare Health Plans Inc.	5.250%	4/1/25	1,770	1,779

	Real Estate Investment Trusts (0.5%)
	Felcor Lodging LP	6.000%	6/1/25	1,100	1,051
2	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	1,635	1,471
2	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	820	746
					71,867
Industrial (81.0%)
	Basic Industry (4.1%)
	Chemours Co.	6.625%	5/15/23	1,327	1,128
	Chemours Co.	7.000%	5/15/25	3,115	2,593
	Chemours Co.	5.375%	5/15/27	930	721
	Commercial Metals Co.	5.750%	4/15/26	1,414	1,315
	Commercial Metals Co.	5.375%	7/15/27	595	541
2	Constellium NV	5.750%	5/15/24	1,085	964
2	Constellium NV	6.625%	3/1/25	2,185	1,947
2	Constellium NV	5.875%	2/15/26	1,025	873
2,5 CTC BondCo GmbH		5.250%	12/15/25	425	409
	Graphic Packaging International Inc.	4.125%	8/15/24	1,045	980
2	Graphic Packaging International LLC	4.750%	7/15/27	205	199
2	Graphic Packaging International LLC	3.500%	3/15/28	1,425	1,258
2	Novelis Corp.	5.875%	9/30/26	2,206	2,189
2	Novelis Corp.	4.750%	1/30/30	1,409	1,261
2,5 OCI NV		3.125%	11/1/24	910	878
2	OCI NV	5.250%	11/1/24	1,405	1,331
	Olin Corp.	5.125%	9/15/27	1,775	1,604
	Olin Corp.	5.625%	8/1/29	1,465	1,333
	Olin Corp.	5.000%	2/1/30	1,097	943
3,4 Starfruit Finco B.V. Bank Loan, 1M USD
	LIBOR + 3.000%	3.863%	10/1/25	534	481
3,4 Starfruit Finco B.V. Bank Loan, 1M USD
	LIBOR + 3.000%	3.863%	10/1/25	104	94
2	Tronox Finance plc	5.750%	10/1/25	675	591
2	Tronox Inc.	6.500%	4/15/26	2,956	2,660

	Capital Goods (13.5%)
2	American Builders & Contractors Supply Co.
	Inc.	5.875%	5/15/26	1,840	1,739
2	American Builders & Contractors Supply Co.
	Inc.	4.000%	1/15/28	896	815
2	ARD Finance SA	6.500%	6/30/27	955	840
2	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	4,065	4,065
2	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	4.125%	8/15/26	1,490	1,486
2,6 Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	160	186
2	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	5.250%	8/15/27	700	705
2	Ashtead Capital Inc.	4.125%	8/15/25	1,325	1,216
2	Ashtead Capital Inc.	5.250%	8/1/26	545	518
2	Ashtead Capital Inc.	4.375%	8/15/27	1,545	1,429

5	Ball Corp.	1.500%	3/15/27	2,105	2,065
2	BBA US Holdings Inc.	4.000%	3/1/28	1,900	1,705
2	Beacon Escrow Corp.	4.875%	11/1/25	2,585	2,333
2	Beacon Roofing Supply Inc.	4.500%	11/15/26	305	278
2	Berry Global Escrow Corp.	5.625%	7/15/27	215	218
2	Berry Global Inc.	4.500%	2/15/26	1,655	1,597
2	Berry Global Inc.	4.875%	7/15/26	1,630	1,645
2	Bombardier Inc.	8.750%	12/1/21	590	484
2	Bombardier Inc.	5.750%	3/15/22	845	625
2	Bombardier Inc.	6.125%	1/15/23	3,298	2,325
2	Bombardier Inc.	7.500%	12/1/24	460	320
2	Bombardier Inc.	7.500%	3/15/25	1,412	985
2	Bombardier Inc.	7.875%	4/15/27	2,275	1,547
2	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	160	149
2	Cemex SAB de CV	6.125%	5/5/25	3,280	2,788
2	Cemex SAB de CV	7.750%	4/16/26	735	648
2	Clean Harbors Inc.	4.875%	7/15/27	960	941
2	Clean Harbors Inc.	5.125%	7/15/29	768	715
	Crown Americas LLC / Crown Americas
	Capital Corp. IV	4.500%	1/15/23	300	303
	Crown Americas LLC / Crown Americas
	Capital Corp. VI	4.750%	2/1/26	1,415	1,449
2,5 Crown European Holdings SA		2.875%	2/1/26	1,555	1,618
2	Flex Acquisition Co. Inc.	6.875%	1/15/25	4,000	3,740
2	Flex Acquisition Co. Inc.	7.875%	7/15/26	205	189
2	HD Supply Inc.	5.375%	10/15/26	1,210	1,162
2	Herc Holdings Inc.	5.500%	7/15/27	4,616	4,247
2	Jeld-Wen Inc.	4.625%	12/15/25	345	312
2	Jeld-Wen Inc.	4.875%	12/15/27	195	172
2	LANXESS AG	6.000%	4/1/24	288	246
2,5 Loxam SAS		4.250%	4/15/24	190	178
2	OI European Group BV	4.000%	3/15/23	675	638
2	Owens-Brockway Glass Container Inc.	5.000%	1/15/22	180	179
2	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	2,140	2,086
2	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	205	193
2	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,195	1,135
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	2,240	2,206
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	440	447
2	Sealed Air Corp.	4.000%	12/1/27	624	580
2	Silgan Holdings Inc.	4.125%	2/1/28	75	69
2,5 Silgan Holdings Inc.		2.250%	6/1/28	1,320	1,280
2	Standard Industries Inc.	5.500%	2/15/23	129	124
2	Standard Industries Inc.	5.375%	11/15/24	2,323	2,242
2	Standard Industries Inc.	6.000%	10/15/25	4,295	4,080
2	Standard Industries Inc.	5.000%	2/15/27	700	639
2	Standard Industries Inc.	4.750%	1/15/28	1,025	922
	TransDigm Inc.	6.500%	7/15/24	3,090	2,935
	TransDigm Inc.	6.500%	5/15/25	2,565	2,437
	TransDigm Inc.	6.375%	6/15/26	900	855
2	TransDigm Inc.	5.500%	11/15/27	3,860	3,464
2,5 Trivium Packaging Finance BV		3.750%	8/15/26	180	180
2	Trivium Packaging Finance BV	5.500%	8/15/26	745	736
	United Rentals North America Inc.	4.625%	10/15/25	1,665	1,565
	United Rentals North America Inc.	5.875%	9/15/26	1,955	1,965
	United Rentals North America Inc.	6.500%	12/15/26	1,590	1,606

	United Rentals North America Inc.	5.500%	5/15/27	2,125	2,096
	United Rentals North America Inc.	3.875%	11/15/27	880	836
	United Rentals North America Inc.	4.875%	1/15/28	1,470	1,419
	United Rentals North America Inc.	5.250%	1/15/30	740	738
	United Rentals North America Inc.	4.000%	7/15/30	1,330	1,170

	Communication (18.5%)
2,5 Altice Financing SA		2.250%	1/15/25	490	475
2,5 Altice Financing SA		3.000%	1/15/28	1,260	1,210
2	Altice Financing SA	5.000%	1/15/28	1,720	1,539
2,5 Altice France SA		2.125%	2/15/25	585	583
2	Altice France SA	7.375%	5/1/26	4,025	4,020
2	Altice France SA	5.500%	1/15/28	200	189
	Belo Corp.	7.750%	6/1/27	920	948
	Belo Corp.	7.250%	9/15/27	667	680
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.375%	5/1/25	2,871	2,900
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	2/15/26	1,450	1,472
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.500%	5/1/26	1,386	1,407
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.875%	5/1/27	445	456
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.000%	2/1/28	320	320
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	4.500%	8/15/30	1,300	1,271
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	4.500%	5/1/32	735	718
	CenturyLink Inc.	5.800%	3/15/22	303	308
	CenturyLink Inc.	6.750%	12/1/23	755	793
	CenturyLink Inc.	7.500%	4/1/24	557	610
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	6.484%	10/23/45	891	1,094
2	Clear Channel Worldwide Holdings Inc.	5.125%	8/15/27	156	145
	CSC Holdings LLC	6.750%	11/15/21	1,035	1,066
2	CSC Holdings LLC	5.375%	7/15/23	280	283
2	CSC Holdings LLC	6.625%	10/15/25	700	732
2	CSC Holdings LLC	5.500%	5/15/26	3,890	4,016
2	CSC Holdings LLC	5.500%	4/15/27	2,610	2,669
2	CSC Holdings LLC	6.500%	2/1/29	1,025	1,094
	DISH DBS Corp.	6.750%	6/1/21	4,455	4,488
	DISH DBS Corp.	5.875%	7/15/22	3,746	3,680
	DISH DBS Corp.	5.000%	3/15/23	1,384	1,336
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,321
	DISH DBS Corp.	7.750%	7/1/26	3,685	3,768
	Embarq Corp.	7.995%	6/1/36	720	713
2	Gray Escrow Inc.	7.000%	5/15/27	715	711
2	Gray Television Inc.	5.125%	10/15/24	1,961	1,902
2	Gray Television Inc.	5.875%	7/15/26	1,470	1,374
2	iHeartCommunications Inc.	4.750%	1/15/28	1,405	1,265
2	Lamar Media Corp.	3.750%	2/15/28	930	865
2	Lamar Media Corp.	4.000%	2/15/30	700	655
	Level 3 Financing Inc.	5.625%	2/1/23	870	866
	Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,112
	Netflix Inc.	4.375%	11/15/26	45	45
	Netflix Inc.	5.875%	11/15/28	140	150

	Nokia Oyj	4.375%	6/12/27	2,125	2,029
2	Outfront Media Capital LLC / Outfront Media
	Capital Corp.	4.625%	3/15/30	1,732	1,541
	Quebecor Media Inc.	5.750%	1/15/23	2,810	2,838
2	Sinclair Television Group Inc.	5.625%	8/1/24	470	433
2	Sinclair Television Group Inc.	5.875%	3/15/26	1,765	1,562
2	Sinclair Television Group Inc.	5.125%	2/15/27	308	261
2	Sirius XM Radio Inc.	4.625%	7/15/24	1,640	1,656
2	Sirius XM Radio Inc.	5.375%	4/15/25	275	279
2	Sirius XM Radio Inc.	5.375%	7/15/26	300	306
	Sprint Capital Corp.	6.875%	11/15/28	1,515	1,727
	Sprint Capital Corp.	8.750%	3/15/32	1,320	1,739
	Sprint Communications Inc.	6.000%	11/15/22	755	785
	Sprint Corp.	7.875%	9/15/23	8,974	9,849
	Sprint Corp.	7.125%	6/15/24	2,101	2,295
	Sprint Corp.	7.625%	2/15/25	1,595	1,774
	T-Mobile USA Inc.	6.500%	1/15/26	690	723
	T-Mobile USA Inc.	4.500%	2/1/26	260	265
	T-Mobile USA Inc.	5.375%	4/15/27	3,510	3,615
	Telecom Italia Capital SA	6.375%	11/15/33	381	378
	Telecom Italia Capital SA	6.000%	9/30/34	1,005	997
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,354
2	Telecom Italia SPA	5.303%	5/30/24	445	445
	Time Warner Cable LLC	5.875%	11/15/40	60	63
	Time Warner Cable LLC	5.500%	9/1/41	1,223	1,291
2	Telenet Group Holding	5.500%	3/1/28	4,000	3,810
1	Viacom Inc.	5.875%	2/28/57	2,560	2,182
1	Viacom Inc.	6.250%	2/28/57	944	812
	Videotron Ltd.	5.000%	7/15/22	2,972	2,987
2	Videotron Ltd.	5.375%	6/15/24	260	262
2	Virgin Media Finance plc	6.000%	10/15/24	1,855	1,830
2	Virgin Media Secured Finance plc	5.500%	8/15/26	940	954
2	Virgin Media Secured Finance plc	5.500%	5/15/29	870	873
2	VTR Finance BV	6.875%	1/15/24	2,521	2,294
2	WMG Acquisition Corp.	5.000%	8/1/23	840	834
2	WMG Acquisition Corp.	4.875%	11/1/24	1,475	1,438
2	WMG Acquisition Corp.	5.500%	4/15/26	2,651	2,598
2,5 WMG Acquisition Corp.		3.625%	10/15/26	220	246
2	Ziggo BV	5.500%	1/15/27	1,695	1,695
2	Ziggo BV	4.875%	1/15/30	1,799	1,756

	Consumer Cyclical (13.6%)
2	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	3,987	3,997
2	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	3,405	3,286
2	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,185	1,126
2	Adient Global Holdings Ltd.	4.875%	8/15/26	3,860	2,688
2	Adient US LLC	7.000%	5/15/26	540	500
2	Asbury Automotive Group Inc.	4.500%	3/1/28	195	168
2	Asbury Automotive Group Inc.	4.750%	3/1/30	224	193
3,4 Bass Pro Group, LLC Bank Loan, 3M USD
	LIBOR + 5.000%	6.072%	12/15/23	1,887	1,585
	Boyd Gaming Corp.	6.000%	8/15/26	100	86
2	Boyd Gaming Corp.	4.750%	12/1/27	3,725	3,073
2	Cedar Fair LP	5.250%	7/15/29	1,645	1,398
	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	775	666

	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp.	5.375%	6/1/24	535	482
2	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	6,644	4,792
	Dana Holding Corp.	5.500%	12/15/24	1,055	934
	Delta Merger Sub Inc.	6.000%	9/15/26	1,705	1,539
2	FirstCash Inc.	5.375%	6/1/24	373	352
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	2,630	2,401
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	925	827
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	1,030	878
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	2,009	1,853
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	798	732
2	Hanesbrands Inc.	4.625%	5/15/24	730	723
2	Hanesbrands Inc.	4.875%	5/15/26	735	722
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	1,770	1,655
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	2,830	2,706
	Hilton Domestic Operating Co. Inc.	4.875%	1/15/30	425	379
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	3,395	3,123
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	1,750	1,662
2	Jacobs Entertainment Inc.	7.875%	2/1/24	600	450
	KB Home	7.000%	12/15/21	215	216
	KB Home	7.500%	9/15/22	215	219
	KB Home	7.625%	5/15/23	1,300	1,306
	KB Home	4.800%	11/15/29	370	315
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	1,965	1,906
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	872	882
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	4.750%	6/1/27	1,010	949
	Lennar Corp.	4.125%	1/15/22	685	678
	Lennar Corp.	4.875%	12/15/23	625	612
	Lennar Corp.	4.500%	4/30/24	3,165	3,086
	Lennar Corp.	5.875%	11/15/24	490	501
	Lennar Corp.	5.250%	6/1/26	270	269
	Lennar Corp.	5.000%	6/15/27	1,245	1,139
	Lennar Corp.	4.750%	11/29/27	1,085	1,082
2,5 LHMC Finco Sarl		6.250%	12/20/23	1,460	1,078
2	LHMC Finco Sarl	7.875%	12/20/23	1,523	1,218
2	Lithia Motors Inc.	5.250%	8/1/25	171	149
2	Lithia Motors Inc.	4.625%	12/15/27	1,945	1,653
	Meritage Homes Corp.	5.125%	6/6/27	470	442
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-Issuer
	Inc.	5.625%	5/1/24	150	143
	MGM Resorts International	6.000%	3/15/23	680	643
	MGM Resorts International	5.750%	6/15/25	985	882
	MGM Resorts International	5.500%	4/15/27	892	812
2	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	6.250%	5/15/26	58	55
2	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	8.500%	5/15/27	804	701
3,4 Panther BF Aggregator Bank Loan, 3M USD
	LIBOR + 3.500%	4.441%	4/30/26	1,080	982
2	PetSmart Inc.	5.875%	6/1/25	1,930	1,925
	PulteGroup Inc.	5.500%	3/1/26	2,015	1,995

	PulteGroup Inc.	5.000%	1/15/27	130	129
	Service Corp. International	8.000%	11/15/21	1,225	1,274
	Service Corp. International	4.625%	12/15/27	505	505
	Service Corp. International	5.125%	6/1/29	1,305	1,325
2	Speedway Motorsports LLC / Speedway
	Funding II Inc.	4.875%	11/1/27	600	534
2	Taylor Morrison Communities Inc.	6.000%	9/1/23	2,205	2,117
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	280
	Toll Brothers Finance Corp.	4.875%	3/15/27	1,955	1,828
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,461	1,269
2	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	458	432
2	William Lyon Homes Inc.	5.875%	1/31/25	1,530	1,411
2	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.500%	3/1/25	3,030	2,818
2	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.250%	5/15/27	1,636	1,456
2	Wynn Resorts Finance LLC / Wynn Resorts
	Capital Corp.	5.125%	10/1/29	660	601
2	Yum Brands Inc.	4.750%	1/15/30	910	855
2	Yum| Brands Inc.	7.750%	4/1/25	150	158

	Consumer Noncyclical (13.9%)
2	Aramark Services Inc.	5.000%	4/1/25	1,935	1,809
	Aramark Services Inc.	4.750%	6/1/26	940	872
2	Aramark Services Inc.	5.000%	2/1/28	3,371	3,160
2	Avantor Inc.	6.000%	10/1/24	1,140	1,186
	B&G Foods Inc.	5.250%	9/15/27	2,700	2,619
2	Bausch Health Americas Inc.	9.250%	4/1/26	520	546
2	Bausch Health Cos. Inc.	5.875%	5/15/23	19	19
2	Bausch Health Cos. Inc.	5.500%	11/1/25	2,140	2,151
2	Bausch Health Cos. Inc.	7.000%	1/15/28	540	556
2	Bausch Health Cos. Inc.	5.000%	1/30/28	1,295	1,217
2	Bausch Health Cos. Inc.	7.250%	5/30/29	60	62
2	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	611
2,5 Catalent Pharma Solutions Inc.		2.375%	3/1/28	1,310	1,328
2	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	2,000	1,860
2	Charles River Laboratories International Inc.	5.500%	4/1/26	705	719
2	Charles River Laboratories International Inc.	4.250%	5/1/28	350	340
	CHS/Community Health Systems Inc.	6.250%	3/31/23	3,795	3,605
2,5 Darling Global Finance BV		3.625%	5/15/26	395	391
2	Darling Ingredients Inc.	5.250%	4/15/27	575	558
2,5 Diamond BC BV		5.625%	8/15/25	3,235	2,116
2	Endo Dac / Endo Finance LLC / Endo Finco
	Inc.	6.000%	2/1/25	2,395	1,605
2	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	2,535	1,775
3,4 Froneri Intenational Limited Bank Loan, 1 M
	USD LIBOR + 2.250%	3.239%	1/29/27	283	268
3,4 Froneri Intenational Limited Bank Loan, 1M
	USD LIBOR + 2.250%	3.239%	1/29/27	622	589
3,4 Froneri International Limited Bank Loan, 1M
	USD LIBOR + 5.750%	6.739%	1/31/28	296	267
2,5 Grifols SA		1.625%	2/15/25	810	853
2,5 Grifols SA		2.250%	11/15/27	1,325	1,398
	HCA Inc.	5.875%	5/1/23	1,413	1,473
	HCA Inc.	7.690%	6/15/25	130	133

	HCA Inc.	5.875%	2/15/26	2,895	3,047
	HCA Inc.	5.625%	9/1/28	390	410
	HCA Inc.	5.875%	2/1/29	450	476
	HCA Inc.	3.500%	9/1/30	6,910	6,305
2	IQVIA Inc.	5.000%	5/15/27	1,993	2,038
2,5 IQVIA Inc.		2.250%	1/15/28	1,200	1,203
3,4 Lands' End, Inc. Bank Loan, 3M USD LIBOR
	+ 3.250%	4.250%	3/12/21	2,250	1,805
2	Mattel Inc.	6.750%	12/31/25	355	362
2	Mattel Inc.	5.875%	12/15/27	1,125	1,148
2	MPH Acquisition Holdings LLC	7.125%	6/1/24	1,590	1,399
2	Performance Food Group Inc.	5.500%	10/15/27	2,150	2,000
2	Polaris Intermediate Corp.	8.500%	12/1/22	2,565	2,007
2	Post Holdings Inc.	5.000%	8/15/26	3,800	3,876
2	Post Holdings Inc.	5.750%	3/1/27	970	989
2	Post Holdings Inc.	5.625%	1/15/28	2,170	2,208
2	Post Holdings Inc.	4.625%	4/15/30	2,264	2,168
2,5 Q-Park Holding I BV		1.500%	3/1/25	805	749
2,5 Q-Park Holding I BV		2.000%	3/1/27	1,025	956
2	Quintiles IMS Inc.	5.000%	10/15/26	1,450	1,479
	Revlon Consumer Products Corp.	5.750%	2/15/21	570	405
	Revlon Consumer Products Corp.	6.250%	8/1/24	2,130	471
3,4 Revlon Consumer Products Corp. Bank Loan,
	1M USD LIBOR + 3.500%	4.950%	9/7/23	2	1
3,4 Revlon Consumer Products Corp. Bank Loan,
	1M USD LIBOR + 3.500%	5.113%	9/7/23	585	222
3,4 Revlon Consumer Products Corp. Bank Loan,
	1M USD LIBOR + 3.500%	5.113%	9/7/23	176	67
	Sysco Corp.	5.950%	4/1/30	425	447
	Tenet Healthcare Corp.	4.625%	7/15/24	279	267
2	Tenet Healthcare Corp.	4.625%	9/1/24	315	301
2	Tenet Healthcare Corp.	4.875%	1/1/26	270	257
	Teva Pharmaceutical Finance Netherlands III
	BV	3.150%	10/1/26	2,890	2,456
	Teva Pharmaceutical Finance Netherlands III
	BV	6.750%	3/1/28	2,785	2,701
	Teva Pharmaceutical Finance Netherlands III
	BV	4.100%	10/1/46	300	216
2	TreeHouse Foods Inc.	6.000%	2/15/24	2,100	2,105
2	Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	815	858
2	Valeant Pharmaceuticals International Inc.	8.500%	1/31/27	1,150	1,196
2	VRX Escrow Corp.	6.125%	4/15/25	5,700	5,657
2	West Street Merger Sub Inc.	6.375%	9/1/25	3,705	3,205

	Energy (6.5%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.625%	5/20/24	1,395	1,297
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.875%	8/20/26	1,765	1,677
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.500%	5/20/25	620	577
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.750%	5/20/27	1,745	1,614
2	Blue Racer Midstream LLC / Blue Racer
	Finance Corp.	6.125%	11/15/22	1,042	781
2	Blue Racer Midstream LLC / Blue Racer
	Finance Corp.	6.625%	7/15/26	775	511

2	Buckeye Partners LP	4.125%	3/1/25	885	742
2	Buckeye Partners LP	4.500%	3/1/28	1,954	1,583
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	95	80
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,233	1,104
2	Cheniere Energy Partners LP	4.500%	10/1/29	1,566	1,394
2	Chesapeake Energy Corp.	11.500%	1/1/25	2,791	447
2	DCP Midstream Operating LP	4.750%	9/30/21	672	585
	DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,192
	DCP Midstream Operating LP	3.875%	3/15/23	801	633
	EnLink Midstream Partners LP	5.050%	4/1/45	906	326
	EQM Midstream Partners LP	4.750%	7/15/23	1,125	810
	EQM Midstream Partners LP	4.000%	8/1/24	420	292
	EQM Midstream Partners LP	5.500%	7/15/28	466	259
	EQT Corp.	3.000%	10/1/22	145	121
	EQT Corp.	6.125%	2/1/25	145	110
	EQT Corp.	3.900%	10/1/27	55	38
	EQT Corp.	7.000%	2/1/30	339	246
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,039	1,759
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	159	135
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	607	516
	Matador Resources Co.	5.875%	9/15/26	2,040	576
2	MEG Energy Corp.	7.000%	3/31/24	683	311
2	MEG Energy Corp.	6.500%	1/15/25	2,372	1,482
2	Noble Holding International Ltd.	7.875%	2/1/26	460	121
2	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	1,344	1,021
2	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	190	143
	QEP Resources Inc.	5.375%	10/1/22	1,270	508
	QEP Resources Inc.	5.250%	5/1/23	1,262	467
2	Rockies Express Pipeline LLC	7.500%	7/15/38	1,134	714
2	Rockies Express Pipeline LLC	6.875%	4/15/40	420	254
	SM Energy Co.	6.125%	11/15/22	935	402
	SM Energy Co.	5.000%	1/15/24	1,994	538
	SM Energy Co.	5.625%	6/1/25	1,651	462
	SM Energy Co.	6.750%	9/15/26	720	202
	SM Energy Co.	6.625%	1/15/27	500	140
	Sunoco LP / Sunoco Finance Corp.	4.875%	1/15/23	1,475	1,416
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	1,589	1,367
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,265	1,948
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	555	455
2	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	1,880	1,184
2	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	9/15/24	210	116
2	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	1/15/28	1,845	959
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	4.250%	11/15/23	407	346
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.750%	3/15/24	300	264
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	5.375%	2/1/27	160	132
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.875%	1/15/29	1,200	984
1,2 Transocean Guardian Ltd.		5.875%	1/15/24	1,475	1,169
2	Transocean Inc.	7.250%	11/1/25	300	146
2	Transocean Inc.	8.000%	2/1/27	205	97
1,2 Transocean Phoenix 2 Ltd.		7.750%	10/15/24	714	618

1,2 Transocean Pontus Ltd.		6.125%	8/1/25	1,199	971
1,2 Transocean Proteus Ltd.		6.250%	12/1/24	837	669
2	Vine Oil & Gas LP / Vine Oil & Gas Finance
	Corp.	8.750%	4/15/23	1,915	440
	Whiting Petroleum Corp.	6.625%	1/15/26	3,281	213
	WPX Energy Inc.	5.250%	9/15/24	3,734	2,240
	WPX Energy Inc.	5.750%	6/1/26	370	205

	Other Industrial (0.7%)
2	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	3,262	2,544
3,4 Core & Main LP Bank Loan, 3M USD LIBOR
	+ 3.000%	4.330%	8/1/24	104	90
3,4 Core & Main LP Bank Loan, 3M USD LIBOR
	+ 3.000%	4.331%	8/1/24	47	41
3,4 Core & Main LP Bank Loan, 3M USD LIBOR
	+ 3.000%	4.331%	8/1/24	114	99
2	KAR Auction Services Inc.	5.125%	6/1/25	1,819	1,739

	Technology (10.2%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	1,355	1,382
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	2,612	2,716
	CDK Global Inc.	5.875%	6/15/26	915	961
	CDK Global Inc.	4.875%	6/1/27	585	600
2	CDK Global Inc.	5.250%	5/15/29	820	816
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	112	115
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	910	910
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	2,790	2,724
2	Dun and Bradstreet Corp.	6.875%	8/15/26	45	44
3,4 Dun and Bradstreet Corp. Bank Loan, 1M
	USD LIBOR + 4.000%	4.959%	2/8/26	3,360	3,041
2	Entegris Inc.	4.625%	2/10/26	150	143
3,4 Grizzly Acquisitions Inc. Bank Loan, 3M USD
	LIBOR + 3.250%	5.159%	10/1/25	736	559
	Infor US Inc.	6.500%	5/15/22	3,115	3,060
	Iron Mountain Inc.	5.750%	8/15/24	972	967
2	Iron Mountain Inc.	4.875%	9/15/27	595	577
2	Iron Mountain Inc.	4.875%	9/15/29	2,177	2,052
2	MSCI Inc.	5.750%	8/15/25	1,315	1,351
2	MSCI Inc.	4.750%	8/1/26	210	210
2	MSCI Inc.	5.375%	5/15/27	690	707
2	MSCI Inc.	4.000%	11/15/29	2,670	2,633
2	MSCI Inc.	3.625%	9/1/30	445	416
	Nokia Oyj	6.625%	5/15/39	3,750	3,591
2	Open Text Corp.	5.875%	6/1/26	2,065	2,184
2	Open Text Corp.	3.875%	2/15/28	2,920	2,756
2	Open Text Corp.	4.125%	2/15/30	2,875	2,703
	Pitney Bowes Inc.	4.625%	5/15/22	276	239
	Pitney Bowes Inc.	5.200%	4/1/23	1,160	853
2	Presidio Holdings Inc.	8.250%	2/1/28	490	432
2	PTC Inc.	3.625%	2/15/25	335	314
2	PTC Inc.	4.000%	2/15/28	455	428
	Qorvo Inc.	5.500%	7/15/26	2,694	2,815
2	Qorvo Inc.	4.375%	10/15/29	2,260	2,079
2	Sensata Technologies BV	4.875%	10/15/23	300	286
2	Sensata Technologies BV	5.625%	11/1/24	575	554
2	Sensata Technologies BV	5.000%	10/1/25	1,625	1,544
2	Sensata Technologies Inc.	4.375%	2/15/30	800	711

2	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	1,520	1,476
3,4 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 1.750%	2.739%	4/16/25	567	533
3,4 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 1.750%	2.739%	4/16/25	795	747
3,4 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 1.750%	2.739%	4/16/25	675	632
2	SS&C Technologies Inc.	5.500%	9/30/27	3,575	3,727
	Symantec Corp.	3.950%	6/15/22	345	343
2	Symantec Corp.	5.000%	4/15/25	4,250	4,292
	Western Digital Corp.	4.750%	2/15/26	3,119	3,150
	Xerox Corp.	4.500%	5/15/21	720	710
	Xerox Corp.	4.125%	3/15/23	750	745
	Xerox Corp.	4.800%	3/1/35	542	466
	Xerox Corp.	6.750%	12/15/39	1,600	1,512

	Transportation (0.0%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	300	255
					522,155
Utilities (1.5%)
	Electric (1.5%)
	AES Corp.	4.500%	3/15/23	1,835	1,789
	AES Corp.	4.875%	5/15/23	516	498
	AES Corp.	5.500%	4/15/25	150	146
	AES Corp.	6.000%	5/15/26	60	60
	AES Corp.	5.125%	9/1/27	1,815	1,792
2	NextEra Energy Operating Partners LP	4.250%	7/15/24	683	666
2	NextEra Energy Operating Partners LP	4.250%	9/15/24	1,145	1,117
2	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	2,887
2	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	679
					9,634
Total Corporate Bonds (Cost $670,446)					603,656
Sovereign Bonds (0.4%)
2	DAE Funding LLC	4.000%	8/1/20	105	103
2	DAE Funding LLC	5.250%	11/15/21	705	643
2	DAE Funding LLC	4.500%	8/1/22	1,264	1,173
2	DAE Funding LLC	5.000%	8/1/24	1,020	923
Total Sovereign Bonds (Cost $3,124)					2,842
				Shares
Common Stocks (0.1%)
Utilities (0.1%)
§,* Homer City Generation LP (Cost $1,287)				62,633	358

Temporary Cash Investment (3.7%)
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (3.7%)
Bank of America Securities, LLC (Dated
3/31/20, Repurchase Value $24,100,000,
collateralized by U.S. Treasury Note,
2.375%, 3/15/21, with a value of
$24,582,000) (Cost $24,100)	0.010%	4/1/20	24,100	24,100

Total Investments (97.9%) (Cost $698,957)				630,956
Other Asset and Liabilities-Net (2.1%)				13,619
Net Assets (100%)				644,575

Cost rounded to $000.
§ Security value determined using significant unobservable inputs.
* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggrega te value of these securities was $318,824,000, representing 49.5% of net assets.
3 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 31,
2020, the aggregate value of these securities was $14,935,000, representing 2.3% of net assets.
4 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5 Face amount denominated in euro.
6 Face amount denominated in British pounds.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan Securities LLC	4/30/20	USD	21,043	EUR	19,625	—	(628)
J.P. Morgan Securities LLC	4/30/20	USD	56	GBP	48	—	(3)
						—	(631)

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. I nvestments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its co unterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers.
The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market.
The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract.
The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (includi ng bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.
The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing bro ker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The portfolio had no open swap contracts at March 31, 2020.

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Corporate Bonds	—	603,656	—	603,656
Sovereign Bonds	—	2,842	—	2,842
Common Stock	—	—	358	358
Temporary Cash Investments	—	24,100	—	24,100
Total	—	630,598	358	630,956
Derivative Financial Instruments
Liabilities
Forward Currency Contracts	—	(631)	—	(631)